Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000012491
Average Annual Return [Line Items]
Average Annual Return, Percent	5.95%	10.49%	7.71%
C000012493
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Without Sales Load [Member] | C000012491
Average Annual Return [Line Items]
Average Annual Return, Percent	12.41%	11.81%	8.35%
Without Sales Load [Member] | C000112762
Average Annual Return [Line Items]
Average Annual Return, Percent	12.94%	12.31%	8.81%
Without Sales Load [Member] | C000012493
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	12.18%	8.65%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	13.65%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	13.65%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	13.65%
S&P 1000 Value TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1000 Value TR
Average Annual Return, Percent	8.28%	14.53%	8.38%
S&P 1000 Value TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1000 Value TR
Average Annual Return, Percent	8.28%	14.53%	8.38%
S&P 1000 Value TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1000 Value TR
Average Annual Return, Percent	8.28%	14.53%	8.38%